Revenue from Contract with Customers (Details) - Schedule of Revenue from Contract with Customers - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Types of services:
Total Revenue from customers	$ 19,008,184	$ 50,630
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	19,008,184	50,630
Total	19,008,184	50,630
Subscription revenues [Member]
Types of services:
Total Revenue from customers	13,930,887
Carriage fees [Member]
Types of services:
Total Revenue from customers	3,406,204
Advertisement income [Member]
Types of services:
Total Revenue from customers	1,413,553
Telemedicine service charges [Member]
Types of services:
Total Revenue from customers		50,630
Activation Installation fees [Member]
Types of services:
Total Revenue from customers	$ 257,540